PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.7%
Asset-Backed Securities 13.9%
Automobiles 4.2%
AmeriCredit Automobile Receivables Trust, Series 2023-01, Class C	5.800%	12/18/28	100	$98,851
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	93,606
Series 2023-03A, Class A, 144A	5.440	02/22/28	200	197,689

BOF VII AL Funding Trust I, Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	168	167,466
CarMax Auto Owner Trust, Series 2022-01, Class D	2.470	07/17/28	100	91,487
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	100	99,598
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	98,067
Series 2023-02, Class A, 144A	5.280	02/15/36	100	99,914

Ford Credit Floorplan Master Owner Trust A, Series 2023-01, Class A1, 144A	4.920	05/15/28	100	98,671
Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490	06/25/27	100	98,789
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	100	88,820
Series 2023-03A, Class A, 144A	5.940	02/25/28	100	100,037

OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	200	198,111
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	99,741
Series 2023-04, Class C	6.040	12/15/31	100	99,980

Wheels Fleet Lease Funding LLC, Series 2023-01A, Class A, 144A	5.800	04/18/38	100	99,752
				1,830,579
Collateralized Loan Obligations 9.1%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.806(c)	04/20/35	250	247,584
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.741(c)	11/27/31	246	245,219

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.715%(c)	04/18/35	250	$247,293
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.794(c)	01/20/32	250	249,686
Clover CLO LLC, Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.797(c)	04/20/32	400	399,337
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.756(c)	04/20/35	250	248,060
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.845(c)	07/15/34	250	247,452
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	04/20/34	250	249,422
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	7.025(c)	01/16/33	250	249,535
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.684(c)	10/15/32	250	248,608
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.869(c)	06/20/34	250	248,329
Romark CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.838(c)	07/10/34	400	397,541
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.696(c)	10/20/32	250	247,875
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.790(c)	07/24/32	500	497,719
				4,023,660

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.6%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	200	$181,195
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	100,361
				281,556

Total Asset-Backed Securities (cost $6,209,012)				6,135,795
Commercial Mortgage-Backed Securities 10.9%
BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	212,980
Series 2021-BN38, Class A4	2.275	12/15/64	100	78,388

Barclays Commercial Mortgage Securities Trust, Series 2021-C12, Class A4	2.421	11/15/54	250	201,738
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	412,386
Series 2021-B31, Class A4	2.420	12/15/54	100	79,139

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	500	419,011
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4	3.420	08/10/47	474	464,925
Series 2015-DC01, Class A5	3.350	02/10/48	500	481,318

GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/10/52	250	214,151
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR05, Class A3	3.123	06/13/52	500	427,718
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50	500	458,188
Series 2019-C52, Class A4	2.643	08/15/52	436	376,581
Series 2020-C56, Class A1	1.341	06/15/53	263	259,389
Series 2020-C56, Class A4	2.194	06/15/53	500	405,775
Series 2021-C59, Class A3	1.958	04/15/54	350	293,391

Total Commercial Mortgage-Backed Securities (cost $5,512,683)				4,785,078

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 29.3%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	253	$236,418
Sr. Unsec’d. Notes	2.950	02/01/30	50	43,613
Sr. Unsec’d. Notes	3.625	03/01/48	35	24,104
Sr. Unsec’d. Notes	5.930	05/01/60	20	19,394
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	25	20,055
Sr. Unsec’d. Notes	4.125	11/16/28	13	12,375
				355,959
Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	42,658
Gtd. Notes	3.400	02/04/41	50	34,592

BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557	08/15/27	23	21,496
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	35	34,537
Sr. Unsec’d. Notes	5.250	09/07/28	20	20,098
				153,381
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	50	49,467
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	8	7,984
				57,451
Auto Manufacturers 0.5%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	1.625	12/13/24	150	143,992
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	51	48,945
Sr. Unsec’d. Notes	6.600	04/01/36	17	17,438

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800%	10/16/25	17	$15,733
				226,108
Banks 7.9%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	47,116
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	134,137
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	311,591
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	125	117,111
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	30	27,367

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.829(ff)	05/09/27	200	198,597
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	176,124
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	103,707
Sr. Unsec’d. Notes	3.700	01/12/26	64	61,863
Sub. Notes	4.400	06/10/25	55	53,925

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	15	15,160
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	165	127,937
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	68,482
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,128
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	74,357

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,003
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	100	91,039
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	130	102,123
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	310,304
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,021
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	34,339
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	129,522
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	100	92,799
Sub. Notes	2.956(ff)	05/13/31	21	17,853
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	270	242,443
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	31,302

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	2.699%(ff)	01/22/31	255	$215,410
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	60	55,979
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	73,851
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	165	126,858
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	25	24,833
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	105	104,924

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	14,632
U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20	19,698
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	235,680
				3,479,215
Beverages 0.4%
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450	05/15/25	110	107,630
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250	08/01/31	80	64,393
				172,023
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.800	08/15/41	20	13,760
Sr. Unsec’d. Notes	5.250	03/02/30	80	80,424
Sr. Unsec’d. Notes	5.750	03/02/63	15	14,696
				108,880
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.400	07/15/31	11	8,939

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning, Sr. Unsec’d. Notes	3.400%	08/15/26	25	$23,700
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	13	11,629
				44,268
Chemicals 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.600	11/15/50	17	11,998
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	90	77,775
Sr. Unsec’d. Notes	4.500	10/01/49	13	9,424

LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	17	12,547
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	15	14,782
Sr. Unsec’d. Notes	4.900	06/01/43	21	18,134
				144,660
Commercial Services 1.0%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	20	12,702
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	15,926
Sr. Unsec’d. Notes	2.600	12/01/24	101	97,789

ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	42,391
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	21	19,021
Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	19,750
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	6,849
Unsec’d. Notes	4.678	07/01/2114	30	25,956
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	21,852
Unsec’d. Notes	3.150	07/15/46	35	25,153

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Thomas Jefferson University, Sec’d. Notes	3.847%	11/01/57	45	$31,117
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48	20	16,213
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	25	16,357
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	32	30,387
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,092

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	58,993
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,047
				460,595
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	40	38,721
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	8,486
				47,207
Diversified Financial Services 0.2%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	21	20,339
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	25	19,688
Sr. Unsec’d. Notes	5.875	07/21/28	55	54,791
				94,818
Electric 3.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	13	8,673
Sr. Unsec’d. Notes	5.400	06/01/33	15	14,650
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	62	50,186

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	13,623

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600%	08/15/29	8	$6,985
Sr. Unsec’d. Notes	3.500	12/01/49	25	16,507
Sr. Unsec’d. Notes	6.350	12/15/32	20	20,933

Commonwealth Edison Co., First Mortgage	4.900	02/01/33	45	44,051
Connecticut Light & Power Co. (The), First Mortgage	5.250	01/15/53	15	14,227
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	32	27,454
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	21	16,553
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	21	21,670
Duke Energy Florida LLC, First Mortgage	2.400	12/15/31	95	77,029
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	38,786
Florida Power & Light Co., First Mortgage	4.050	06/01/42	15	12,379
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	34	27,613
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	26,440
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	96	90,165
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.051	03/01/25	145	145,555
Northern States Power Co., First Mortgage	3.400	08/15/42	34	25,132
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	16,751
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	40	31,718
First Mortgage	4.750	02/15/44	45	35,161

PacifiCorp, First Mortgage	5.350	12/01/53	40	33,868
PECO Energy Co.,
First Mortgage	2.800	06/15/50	32	19,852
First Mortgage	4.900	06/15/33	50	49,018

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage	3.000%	10/01/49	13	$8,555
First Mortgage	5.250	05/15/53	15	14,317

Public Service Co. of Colorado, First Mortgage	5.250	04/01/53	25	23,090
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	9,666
First Mortgage, MTN	3.700	05/01/28	38	36,120
Sec’d. Notes, MTN	4.650	03/15/33	75	72,101

Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	75	66,847
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	11,917
First Mortgage	5.350	04/01/53	25	23,628
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	35	33,876
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,440
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	90	89,299
First Ref. Mortgage	4.000	04/01/47	55	42,001

System Energy Resources, Inc., First Mortgage	6.000	04/15/28	15	14,938
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	25,701
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	46,015
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	10	8,936
				1,423,426
Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	190,278

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes	4.279%	03/15/32	20	$17,651
Gtd. Notes	5.141	03/15/52	70	55,944
				73,595
Foods 0.3%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	51	49,460
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.000	02/02/29	100	84,935
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	8,680
				143,075
Gas 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	21	16,276
Sr. Unsec’d. Notes	5.250	03/01/28	65	65,367

NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,288
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	19,014
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	22,585
				135,530
Healthcare-Services 1.0%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	30,486
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	50	43,748
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	48,579
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,442

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	9,697

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705%	12/01/50	10	$6,006
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	16,057
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,262
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	24,228
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,000
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	40,982
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	22,984
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	37,535
Sr. Unsec’d. Notes	3.950	10/15/42	60	49,002
Sr. Unsec’d. Notes	4.500	04/15/33	25	23,977
Sr. Unsec’d. Notes	4.950	05/15/62	10	9,103
Sr. Unsec’d. Notes	5.050	04/15/53	22	20,859

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,543
				436,490
Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	220	215,834
Insurance 0.4%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	45	39,463
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,406
Sr. Unsec’d. Notes	4.868	06/01/44	30	25,660

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.625	08/16/32	15	14,560
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	38	26,655

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Lincoln National Corp., Sr. Unsec’d. Notes	3.050%	01/15/30	8	$6,699
Markel Group, Inc., Sr. Unsec’d. Notes	4.150	09/17/50	17	12,671
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	32	26,930
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	8	5,872
				163,916
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	25	24,367
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	60	53,298
				77,665
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	83	78,506
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	13	11,598
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	3,933
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200	06/15/25	88	84,446
				88,379
Media 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	47,350
Sr. Sec’d. Notes	4.908	07/23/25	93	91,454

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	6.384%	10/23/35	120	$117,606
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	32,881
Gtd. Notes	4.250	10/15/30	30	28,608
Gtd. Notes	5.500	05/15/64	30	29,227

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	110	110,027
Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	23	18,619
				475,772
Mining 1.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	55	55,016
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	23,412
Gtd. Notes	4.375	08/01/28	50	46,856

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	204,810
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.250	07/15/33	60	60,459
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	5	4,145
Gtd. Notes	2.800	10/01/29	122	107,113
				501,811
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	30	23,155
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	84	77,430
				100,585

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 1.3%
BP Capital Markets America, Inc., Gtd. Notes	4.893%	09/11/33	40	$39,058
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,475
Sr. Unsec’d. Notes	5.400	06/15/47	34	30,297

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	15	13,555
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	36	33,091
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	40	38,652
Sr. Unsec’d. Notes	8.625	01/19/29	35	36,153
Sr. Unsec’d. Notes	8.875	01/13/33	40	41,048

Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51	8	5,924
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	30	24,378
Ovintiv, Inc., Gtd. Notes	5.650	05/15/25	155	154,954
Phillips 66, Gtd. Notes	2.150	12/15/30	84	68,419
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	17	16,236
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	50	45,931
				551,171
Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	90,817
Sr. Unsec’d. Notes	4.050	11/21/39	15	12,891
Sr. Unsec’d. Notes	4.550	03/15/35	60	56,727
Sr. Unsec’d. Notes	4.625	10/01/42	15	13,264

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.400	07/26/29	5	4,643
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	30	28,963
Sr. Unsec’d. Notes	2.400	03/15/30	40	33,928

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125%	02/21/30	15	$14,786
Sr. Unsec’d. Notes	5.125	07/20/45	82	72,861

Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	8	7,497
Mylan, Inc., Gtd. Notes	5.200	04/15/48	15	11,423
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	144	136,837
Viatris, Inc., Gtd. Notes	3.850	06/22/40	98	68,002
				552,639
Pipelines 2.2%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	65	63,719
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	133	129,916
Sr. Unsec’d. Notes	6.250	04/15/49	34	33,533
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	47,790
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	20	18,110
Gtd. Notes	4.850	03/15/44	15	13,658
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	34	27,034
Gtd. Notes	3.250	08/01/50	17	10,833
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	62,714
Sr. Unsec’d. Notes	4.500	04/15/38	63	53,600
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,420
Sr. Unsec’d. Notes	5.500	02/15/49	17	15,425

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	25	24,715
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	49,468
Gtd. Notes	3.400	09/01/29	15	13,396
Gtd. Notes	6.050	09/01/33	105	106,873

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500	12/15/26	17	16,541

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes	4.200%	02/01/33	10	$8,828
Gtd. Notes	5.200	07/01/27	55	54,618
Gtd. Notes	6.125	03/15/33	80	81,387
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	66	58,279
Sr. Unsec’d. Notes	3.950	05/15/50	31	23,227
				968,084
Real Estate Investment Trusts (REITs) 1.1%
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	12,837
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	5	4,019
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	3,988
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	55	47,061
Gtd. Notes	3.200	04/01/32	25	20,790
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	69,832
Sr. Unsec’d. Notes	3.100	12/15/29	29	25,500
Sr. Unsec’d. Notes	3.250	01/15/31	25	21,696

Simon Property Group LP, Sr. Unsec’d. Notes	1.750	02/01/28	90	78,345
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	33	26,368
Sun Communities Operating LP, Gtd. Notes	5.700	01/15/33	35	34,071
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	122,695
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	20	18,966
				486,168
Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	27	20,728

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
AutoZone, Inc., Sr. Unsec’d. Notes	3.750%	04/18/29	28	$25,839
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875	12/16/36	8	8,541
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	17,024
				72,132
Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	45	42,039
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	32,708
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	100,893
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	25	23,405
Intel Corp.,
Sr. Unsec’d. Notes	5.625	02/10/43	5	5,086
Sr. Unsec’d. Notes	5.700	02/10/53	15	15,258
Sr. Unsec’d. Notes	5.900	02/10/63	20	20,875
				240,264
Software 0.3%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	43	27,647
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	15	10,488
Sr. Unsec’d. Notes	3.850	04/01/60	8	5,489
Sr. Unsec’d. Notes	5.550	02/06/53	20	18,839
Sr. Unsec’d. Notes	6.900	11/09/52	30	33,456

Workday, Inc., Sr. Unsec’d. Notes	3.700	04/01/29	20	18,600
				114,519
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	50	38,911
Sr. Unsec’d. Notes	3.500	09/15/53	85	56,630

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/35	65	$58,760

Sprint LLC, Gtd. Notes	7.625	03/01/26	110	114,094
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	40	28,173
Gtd. Notes	3.875	04/15/30	30	27,550
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	26	20,732
Sr. Unsec’d. Notes	4.016	12/03/29	7	6,568
				351,418
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	33	35,122
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	110	109,556

Total Corporate Bonds (cost $14,854,126)				12,942,098
Municipal Bonds 0.2%
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	26,399
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	11,871
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,453

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	10	$8,624
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	9,856
Texas 0.1%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	16,111
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	15,231

Total Municipal Bonds (cost $135,539)				96,545
Residential Mortgage-Backed Securities 0.4%
Bellemeade Re Ltd., Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.528(c)	06/25/31	34	33,985
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.428(c)	10/25/33	50	50,121
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.228(c)	04/25/42	30	30,642

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	57	49,710

Total Residential Mortgage-Backed Securities (cost $171,472)				164,458
Sovereign Bonds 0.8%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	188,022
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	47,925
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	47,982

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania), Unsec’d. Notes, 144A, MTN	6.000%	05/25/34	86	$82,560

Total Sovereign Bonds (cost $411,965)				366,489
U.S. Government Agency Obligations 26.0%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	416	307,911
Federal Home Loan Mortgage Corp.	2.000	02/01/51	865	677,567
Federal Home Loan Mortgage Corp.	2.000	07/01/51	468	364,887
Federal Home Loan Mortgage Corp.	2.500	04/01/51	669	543,318
Federal Home Loan Mortgage Corp.	3.500	01/01/52	229	201,565
Federal Home Loan Mortgage Corp.	4.000	11/01/39	158	148,665
Federal Home Loan Mortgage Corp.	4.000	12/01/40	106	99,614
Federal Home Loan Mortgage Corp.	5.000	12/01/52	336	324,070
Federal Home Loan Mortgage Corp.	6.000	11/01/52	200	201,520
Federal National Mortgage Assoc.	1.500	12/01/50	332	245,434
Federal National Mortgage Assoc.	2.000	05/01/36	356	314,108
Federal National Mortgage Assoc.	2.000	05/01/51	694	541,772
Federal National Mortgage Assoc.	2.500	TBA	250	202,656
Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,277	1,037,114
Federal National Mortgage Assoc.	2.500	05/01/52	446	365,204
Federal National Mortgage Assoc.	3.000	11/01/46	234	206,223
Federal National Mortgage Assoc.	3.000	02/01/52	439	372,120
Federal National Mortgage Assoc.	3.000	03/01/52	420	360,383
Federal National Mortgage Assoc.	3.000	05/01/52	415	355,958
Federal National Mortgage Assoc.	3.500	06/01/47	328	294,167
Federal National Mortgage Assoc.	3.500	02/01/52	225	198,866
Federal National Mortgage Assoc.	4.000	02/01/41	131	123,477
Federal National Mortgage Assoc.	4.000	02/01/45	113	106,279
Federal National Mortgage Assoc.	4.000	03/01/49	361	335,223
Federal National Mortgage Assoc.	4.000	05/01/52	231	209,591
Federal National Mortgage Assoc.	4.500	05/01/52	291	273,000
Federal National Mortgage Assoc.	4.500	06/01/52	222	207,963
Federal National Mortgage Assoc.	5.000	07/01/52	472	455,106
Federal National Mortgage Assoc.	5.500	10/01/52	232	229,156
Federal National Mortgage Assoc.	5.500	11/01/52	463	456,814
Government National Mortgage Assoc.	2.000	03/20/51	393	317,323
Government National Mortgage Assoc.	3.000	01/20/51	555	483,607

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	05/20/52	942	$892,254
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	11,803

Total U.S. Government Agency Obligations (cost $12,909,178)				11,464,718
U.S. Treasury Obligations 17.2%
U.S. Treasury Bonds	1.250	05/15/50	210	103,130
U.S. Treasury Bonds	1.625	11/15/50	50	27,242
U.S. Treasury Bonds	1.750	08/15/41	21	13,512
U.S. Treasury Bonds	2.000	11/15/41	1,045	700,313
U.S. Treasury Bonds	2.250	05/15/41	345	243,980
U.S. Treasury Bonds	2.250	08/15/49	275	176,859
U.S. Treasury Bonds	2.250	02/15/52	30	19,116
U.S. Treasury Bonds(k)	2.375	02/15/42	1,170	833,442
U.S. Treasury Bonds	2.375	05/15/51	365	239,816
U.S. Treasury Bonds	2.750	08/15/47	1,030	742,244
U.S. Treasury Bonds	2.875	05/15/52	135	99,225
U.S. Treasury Bonds	3.250	05/15/42	155	126,930
U.S. Treasury Bonds	3.375	08/15/42	10	8,322
U.S. Treasury Bonds	3.375	11/15/48	960	775,800
U.S. Treasury Bonds	3.625	02/15/53	265	226,244
U.S. Treasury Bonds	4.000	11/15/42	60	54,563
U.S. Treasury Bonds	4.125	08/15/53	90	84,248
U.S. Treasury Bonds	4.375	08/15/43	5	4,783
U.S. Treasury Notes	3.250	06/30/29	385	363,975
U.S. Treasury Notes	3.875	04/30/25	1,385	1,364,333
U.S. Treasury Notes	3.875	08/15/33	143	137,638
U.S. Treasury Notes	4.500	11/15/33	175	177,270
U.S. Treasury Notes	4.750	07/31/25	85	84,857
U.S. Treasury Notes	4.875	10/31/28	120	123,000
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	572,277
U.S. Treasury Strips Coupon	2.527(s)	08/15/44	305	111,146
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	153,422
U.S. Treasury Strips Coupon	2.561(s)	11/15/45	80	27,597

Total U.S. Treasury Obligations (cost $8,946,376)				7,595,284

Total Long-Term Investments (cost $49,150,351)				43,550,465

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $516,204)(wb)	516,204	$516,204

TOTAL INVESTMENTS 99.9% (cost $49,666,555)		44,066,669
Other assets in excess of liabilities(z) 0.1%		33,117

Net Assets 100.0%		$44,099,786

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $472,734)	5.500%	TBA	12/13/23	$(500)	$(492,651)

Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Mar. 2024	$2,657,992	$8,493
8	5 Year U.S. Treasury Notes	Mar. 2024	854,813	6,295
32	10 Year U.S. Treasury Notes	Mar. 2024	3,513,500	18,889
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	123,000	(763)
				32,914
Short Positions:
5	10 Year U.S. Ultra Treasury Notes	Mar. 2024	567,578	(4,382)
14	20 Year U.S. Treasury Bonds	Mar. 2024	1,630,125	(15,121)
				(19,503)
				$13,411
Credit default swap agreement outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	1,740	0.625%	$20,478	$32,700	$12,222
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,865	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	$—	$1,148	$1,148
424	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(704)	(704)
424	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	651	651
852	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	930	930
965	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(572)	(572)
				$—	$1,453	$1,453

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Total return swap agreement outstanding at November 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.790%	JPM	03/20/24	(233)	$(5,031)	$—	$(5,031)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).